UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE


"Report for the Calendar Year or Quarter Ended:  March 31, 1999"

Check here if Amendment  [    ] ;  Amendment Number:
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

"Name:      Provident Investment Management, LLC"
Address:  1 Fountain Square
"                Chattanooga, TN  37402"

13F File Number:    28-6998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and " "that it is understood that all required items, statements," "schedules, lists and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Fussell
"Title:      Vice President, Investments"
Phone:   423-755-1916
"Signature, Place, and Date of Signing:"

"     David Fussell     Chattanooga, Tennessee     May 7, 1999"

Report Type  (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[    ]       13F NOTICE.
[    ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE,,
ACT OF 1934.,,
      ,,




FORM 13F SUMMARY PAGE,,


Report Summary:,,

Number of Other Included Managers:,,

Form 13F Information Table Entry Total:,,91

Form 13F Information Table Value Total:,,"373,356",,,,,,,,,,,,

List of Other Included Managers:,,,,,,,,,,,,,,

No.          13F File Number          Name,,,,,,,,,,,,,,
      ,,,,,,,,,,,,,,




       ,,   ,,,,,,   ,,,,,,
FORM 13F INFORMATION TABLE,,,,,,,,,,,,,,
,,,,,VALUE,SHARES/,,SH/,PUT/,INVSTMT,OTHER,VOTING AUTHORITY,,
NAME OF ISSUER,,TITLE OF CLASS,,CUSIP,(X$1000),PRN AMT,,PRN,CALL,DSCRET,MANAGERS,SOLE,SHARED,NONE
,,,,,,,,,.,,,,,
A T&T CORP,,COM,,1957109,3629,45466,,SH,,DEFINED,,45466
AFFILIATED COMPUTER SERVICES,,SB NT CV 4%,,008190AD2,2515,2000000,,PRN,,SOLE,,2000000
AIRTOUCH COMMUNICATIONS INC,,COM,,00949T100,6996,72400,,SH,,DEFINED,,72400
AIRTOUCH COMMUNICATIONS INC,,PFD C CV 4.25%,,00949T308,21426,159300,,SH,,SOLE,,159300
ALLIED WASTE INDS INC,,COM PAR $.01 NEW,,19589308,718,49700,,SH,,DEFINED,,49700
ALZA CORP DEL,,SUB DB CON 5%,,022615AD0,2566,2200000,,PRN,,SOLE,,2200000
AMERICA ONLINE INC DEL,,COM,,02364J104,2705,18400,,SH,,DEFINED,,18400
AMERICAN EXPRESS CO,,COM,,25816109,8125,69000,,SH,,DEFINED,,69000
AMERICAN GEN DEL LLC,,PFD CONV,,02637G200,13846,154700,,SH,,SOLE,,154700
ATLANTIC RICHFIELD COMPANY,,MIPS SER A,,48825103,673,9200,,SH,,DEFINED,,9200
BANKAMERICA CORP NEW,,COM,,06605F102,4591,65000,,SH,,DEFINED,,65000
BRISTOL MYERS SQUIBB CO,,COM,,110122108,6143,95800,,SH,,DEFINED,,95800
CAPSTAR HOTEL CO,,SUB NT CV 4.75%,,140918AC7,2261,3000000,,PRN,,SOLE,,3000000
CENDANT CORP,,COM,,151313103,928,58248,,SH,,DEFINED,,58248
CHASE MANHATTAN CORP NEW,,COM,,16161A108,5241,64400,,SH,,DEFINED,,64400
CINCINNATI BELL INC,,COM,,171870108,1445,64400,,SH,,DEFINED,,64400
CISCO SYS INC,,COM,,17275R102,13569,123850,,SH,,DEFINED,,123850
CITIZENS UTILS TR,,PFD EPPICS CV,,177351202,3606,89600,,SH,,SOLE,,89600
COCA COLA CO,,COM,,191216100,3290,53600,,SH,,DEFINED,,53600
COMCAST CORP,,CL A SPL,,200300200,7710,122500,,SH,,DEFINED,,122500
COMPAQ COMPUTER CORP,,COM,,204493100,1141,36000,,SH,,DEFINED,,36000
COMPUTER ASSOC INTL INC,,COM,,204912109,2721,76500,,SH,,DEFINED,,76500
CORNING INC,,COM,,219350105,1632,27200,,SH,,DEFINED,,27200
DISNEY WALT CO,,COM,,254687106,2941,94500,,SH,,DEFINED,,94500
DURA PHARMACEUTICALS INC,,SUB NT CV 3.5%,,26632SAA7,5568,7375000,,PRN,,SOLE,,7375000
EMERSON ELEC CO,,COM,,291011104,926,17500,,SH,,DEFINED,,17500
FINOVA FIN TR,,TOPRS CV 9.16%,,3.18E+211,4234,60000,,SH,,SOLE,,60000
FIRST DATA CORP,,COM,,319963104,1996,46700,,SH,,DEFINED,,46700
FIRST UN CORP,,COM,,337358105,3434,64255,,SH,,DEFINED,,64255
GANNETT INC,,COM,,364730101,3591,57000,,SH,,DEFINED,,57000
GENERAL ELEC CO,,COM,,369604103,8076,73000,,SH,,DEFINED,,73000
HALTER MARINE GROUP INC,,SR SB NT CV 4.5%,,40642YAC9,647,1250000,,PRN,,SOLE,,1250000
HEALTHSOUTH CORP,,COM,,421924101,1934,186400,,SH,,DEFINED,,186400
HEWLETT PACKARD CO,,COM,,428236103,949,14000,,SH,,DEFINED,,14000
HILTON HOTELS CORP,,SUB NT CONV 5%,,432848AL3,767,800000,,PRN,,SOLE,,800000
HOME DEPOT INC,,SB NT CV 3.25%,,437076AE2,8772,3200000,,PRN,,SOLE,,3200000
INACOM CORP,,COM,,45323G109,292,37700,,SH,,DEFINED,,37700
INTEL CORP,,COM,,458140100,6514,54800,,SH,,DEFINED,,54800
JOHNSON & JOHNSON,,COM,,478160104,4001,42792,,SH,,DEFINED,,42792
LEAR CORP,,COM,,521865105,2437,57100,,SH,,DEFINED,,57100
LILLY ELI & CO,,COM,,532457108,5203,61300,,SH,,DEFINED,,61300
LOWES COS INC,,COM,,548661107,708,11700,,SH,,DEFINED,,11700
LUCENT TECHNOLOGIES INC,,COM,,549463107,6906,63940,,SH,,DEFINED,,63940
MAGNA INTL INC,,SUB DEB CV 5%,,559222AE4,1115,1000000,,PRN,,SOLE,,1000000
MCI WORLDCOM INC,,COM,,55268B106,14232,160700,,SH,,DEFINED,,160700
MCDONALDS CORP,,COM,,580135101,3072,67800,,SH,,DEFINED,,67800
MEDTRONIC INC,,COM,,585055106,3738,52000,,SH,,DEFINED,,52000
MERCK & CO INC,,COM,,589331107,4086,51000,,SH,,DEFINED,,51000
MICROSOFT CORP,,COM,,594918104,13408,149600,,SH,,DEFINED,,149600
NATIONAL AUSTRALIA BK LTD,,CAP UTS EXCHBL,,632525309,15969,510000,,SH,,SOLE,,510000
NATIONAL DATA CORP,,COM,,635621105,945,22500,,SH,,DEFINED,,22500
NATIONAL DATA CORP,,SUB NT CONV 5%,,635621AA3,1555,1500000,,PRN,,SOLE,,1500000
OMNICOM GROUP INC,,SBDB CONV 144A,,681919AC0,1289,500000,,PRN,,SOLE,,500000
OFFICE DEPOT INC,,COM,,676220106,3089,82500,,SH,,DEFINED,,82500
ORACLE CORP,,COM,,68389X105,2801,106200,,SH,,DEFINED,,106200
PEPSICO INC,,COM,,713448108,3590,91600,,SH,,DEFINED,,91600
PERSONNEL GROUP AMER INC,,SB NT CV 5.75%,,715338AE9,2442,3250000,,PRN,,SOLE,,3250000
PHYCOR INC,,SUB DB CV 4.5%,,71940FAB6,2518,4000000,,PRN,,SOLE,,4000000
PROCTER & GAMBLE CO,,COM,,742718109,3232,33000,,SH,,DEFINED,,33000
ROYAL DUTCH PETE CO,,NY REG GLD 1.25,,780257804,1929,37100,,SH,,DEFINED,,37100
SCI SYS INC,,COM,,783890106,2619,88400,,SH,,DEFINED,,88400
SAFEWAY INC,,COM NEW,,786514208,7522,146600,,SH,,DEFINED,,146600
SARA LEE CORP,,COM,,803111103,2475,100000,,SH,,DEFINED,,100000
SERVICE CORP  INTL,,COM,,817565104,656,46000,,SH,,DEFINED,,46000
SOLECTRON CORP,,COM,,834182107,1818,111686,,SH,,SOLE,,111686
SPRINT CORP,,PCS COM SER 1,,852061506,4906,50000,,SH,,DEFINED,,50000
SPRINT CORP,,COM FON GROUP,,852061100,1108,25000,,SH,,DEFINED,,25000
SUNRISE ASSISTED LIVING INC,,SB NT CV 144A,,86768KAA4,1323,1000000,,PRN,,SOLE,,1000000
SUNRISE ASSISTED LIVING INC,,SUB NT CV 5.5%,,86768KAC0,2645,2000000,,PRN,,SOLE,,2000000
TEL-SAVE COM INC,,SUB NT CV 4.5%,,879176AC9,7025,10000000,,PRN,,SOLE,,10000000
TENET HEALTHCARE CORP,,COM,,88033G100,1543,81500,,SH,,DEFINED,,81500
TEXTRON INC,,COM,,883203101,3946,51000,,SH,,DEFINED,,51000
THERMO ELECTRON CORP,,COM,,883556102,576,42500,,SH,,DEFINED,,42500
THERMO ELECTRON CORP,,SUB DB CV 144A,,883556AF9,7245,8050000,,PRN,,SOLE,,8050000
THERMO INSTR SYS INC,,SR DEB CV 144A,,883559AC0,3570,4000000,,PRN,,SOLE,,4000000
THERMO CARDIOSYSTEMS INC,,SB DB CV 144A,,88355KAA9,2690,3300000,,PRN,,SOLE,,3300000
THERMO ECOTEK CORP,,COM,,88355R106,138,17200,,SH,,DEFINED,,17200
THERMO ECOTEK CORP,,SB DB CV 144A,,88355RAB2,5508,6800000,,PRN,,SOLE,,6800000
THERMO FIBERTEK INC,,SUB DB CV 144A,,88355WAA3,4342,5200000,,PRN,,SOLE,,5200000
THERMOTREX CORP,,GTD SB DB CV 3.25%,,883666AA7,2319,3500000,,PRN,,SOLE,,3500000
3COM CORP ,,COM,,885535104,997,42750,,SH,,DEFINED,,42750
TYCO INTL LTD NEW,,COM,,902124106,2727,38000,,SH,,DEFINED,,38000
UNITED RENTALS INC,,COM,,911363109,1049,36800,,SH,,DEFINED,,36800
UNITED STATES FILTER CORP NEW,,COM NEW,,911843209,3583,117000,,SH,,DEFINED,,117000
VIACOM INC,,CL B,,925524308,1313,15644,,SH,,DEFINED,,15644
WAL MART STORES INC,,COM,,931142103,4278,46400,,SH,,DEFINED,,46400
WASHINGTON MUT INC,,COM,,939322103,2587,63300,,SH,,DEFINED,,63300
WASTE MGMT INC DEL,,COM,,94106L109,3581,80700,,SH,,DEFINED,,80700
WASTE MGMT INC DEL,,SUB NT CONV 4%,,94106LAA7,15876,13000000,,PRN,,SOLE,,13000000
WEATHERFORD INTL INC,,COM,,947074100,1395,53400,,SH,,DEFINED,,53400
WILLIAMS COS INC DEL,,COM,,969457100,5613,142100,,SH,,DEFINED,,142100
        ,,,,,,,,,,,,